UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Trillium Mutual Funds
Trillium P21 Global Equity Fund
SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 96.3%
Automobiles & Components: 1.8%
45,000	Aptiv PLC (Ireland)	$3,933,900
640,000	BYD Co. Ltd. (China)	3,180,657
28,000	Cie Generale des Etablissements Michelin SCA (France)	3,117,616
		10,232,173
Banks: 8.0%
288,160	Amalgamated Bank - Class A (United States) (d)	4,616,323
12,500,000	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,629,561
210,000	DNB ASA (Norway)	3,701,877
7,000,000	Equity Group Holdings Ltd. (Kenya)	2,516,541
175,000	Hang Seng Bank Ltd. (Hong Kong)	3,770,826
104,000	HDFC Bank Ltd. - ADR (India)	5,933,200
57,000	KBC Group NV (Belgium)	3,702,240
37,000	PNC Financial Services Group, Inc. (United States)	5,185,920
110,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,983,309
19,600	SVB Financial Group (United States) (a)	4,095,420
59,000	The Toronto Dominion Bank (Canada)	3,440,201
		44,575,418
Capital Goods: 9.6%
150,000	Assa Abloy AB - Class B (Sweden)	3,334,675
110,000	Atlas Copco AB - Class A (Sweden)	3,387,246
63,000	Daifuku Co. Ltd. (Japan)	3,277,643
200,000	Epiroc AB - Class A (Sweden) (a)	2,166,030
47,000	Ferguson PLC (Switzerland)	3,430,079
6,700	Geberit AG (Switzerland)	3,201,832
47,000	Hexcel Corp. (United States)	3,860,110
35,000	Ingersoll-Rand PLC (Ireland)	4,312,350
60,000	Kingspan Group PLC (Ireland)	2,929,796
75,000	Koninklijke Philips NV (Netherlands)	3,465,693
35,900	Nidec Corp. (Japan)	4,861,632
141,000	Quanta Services, Inc. (United States)	5,329,800
21,000	Rockwell Automation, Inc. (United States)	3,460,800
41,000	Siemens AG (Germany)	4,388,866
500,000	Zhuzhou CRRC Times Electric Co. Ltd. (China)	2,069,350
		53,475,902
Commercial & Professional Services: 3.0%
3,425,925	China Everbright International Ltd. (Hong Kong)	2,635,199
72,000	Herman Miller, Inc. (United States)	3,318,480
170,000	Recruit Holdings Co. Ltd. (Japan)	5,194,096
51,000	Waste Management, Inc. (United States)	5,865,000
		17,012,775
Consumer Durables & Apparel: 3.1%
25,371	EssilorLuxottica SA (France)	3,666,166
7,500	Kering SA (France)	3,821,900
165,000	Levi Strauss & Co. - Class A (United States) (a) (b)	3,141,600
70,000	Nike, Inc. - Class B (United States)	6,574,400
		17,204,066

Consumer Services: 2.1%
23,000	Bright Horizons Family Solutions, Inc. (United States) (a)	3,507,500
177,884	Compass Group PLC (United Kingdom)	4,577,417
29,000	Marriott International, Inc. - Class A (United States)	3,606,730
		11,691,647
Diversified Financials: 4.2%
90,000	Bank of New York Mellon Corp. (United States)	4,068,900
575,000	FirstRand Ltd. (South Africa)	2,362,428
110,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT (United States)	3,206,500
76,300	Intercontinental Exchange, Inc. (United States)	7,040,201
30,000	MSCI, Inc. (United States)	6,532,500
		23,210,529
Food & Staples Retailing: 1.8%
270,000	Jeronimo Martins, SGPS, SA (Portugal)	4,553,192
209,000	Koninklijke Ahold Delhaize NV (Netherlands)	5,226,617
		9,779,809
Food, Beverage & Tobacco: 2.9%
41,000	Danone SA (France)	3,611,363
175,000	Darling Ingredients, Inc. (United States) (a)	3,347,750
37,000	Kerry Group PLC - Class A (Ireland)	4,324,805
31,000	McCormick & Co., Inc. (United States)	4,845,300
		16,129,218
Health Care Equipment & Services: 5.5%
28,000	Cochlear Ltd. (Australia)	3,940,290
31,000	Coloplast A/S - Class B (Denmark)	3,729,792
90,000	CVS Health Corp. (United States)	5,676,300
25,000	Edwards Lifesciences Corp. (United States) (a)	5,497,750
300,000	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,255,030
60,000	Henry Schein, Inc. (United States) (a)	3,810,000
67,000	Sysmex Corp. (Japan)	4,501,212
		30,410,374
Household & Personal Products: 2.9%
117,000	Essity AB - Class B (Sweden)	3,413,875
40,000	Kao Corp. (Japan)	2,967,077
18,000	L'Oreal SA (France) (a) (d)	5,034,056
76,000	Unilever NV - Dutch Cert (Netherlands)	4,563,619
		15,978,627
Insurance: 3.0%
420,000	AIA Group Ltd. (Hong Kong)	3,961,041
18,000	Allianz SE (Germany)	4,189,910
690,000	Aviva PLC (United Kingdom)	3,387,321
35,000	The Travelers Companies, Inc. (United States)	5,204,150
		16,742,422
Materials: 5.6%
40,000	Air Liquide (France)	5,692,823
95,000	Ball Corp. (United States)	6,916,950
55,935	Croda International PLC (United Kingdom)	3,341,311
38,000	Ecolab, Inc. (United States)	7,525,520
72,100	Johnson Matthey PLC (United Kingdom)	2,708,127
550,000	Klabin SA (Brazil)	2,029,267
71,000	Novozymes A/S - Class B (Denmark)	2,986,338
		31,200,336

Media & Entertainment: 2.6%
9,150	Alphabet, Inc. - Class A (United States) (a)	11,173,431
150,000	RELX PLC (United Kingdom)	3,562,440
		14,735,871
Pharmaceuticals, Biotechnology & Life Sciences: 7.2%
23,600	CSL Ltd. (Australia)	3,731,444
87,000	Gilead Sciences, Inc. (United States)	5,514,060
13,000	Illumina, Inc. (United States) (a)	3,954,860
78,500	Merck & Co., Inc. (United States)	6,608,130
30,000	Merck KGaA (Germany)	3,379,504
100,000	Novo-Nordisk A/S - Class B (Denmark)	5,167,618
25,300	Roche Holdings AG (Switzerland)	7,366,467
20,300	Waters Corp. (United States) (a)	4,531,569
		40,253,652
Real Estate: 3.1%
570,000	British Land Co. PLC - REIT (United Kingdom)	4,100,444
120,000	Daiwa House Industry Co. Ltd. (Japan)	3,900,564
29,000	Jones Lang LaSalle, Inc. (United States)	4,032,740
200,000	Lendlease Group (Australia)	2,372,176
20,000	Unibail-Rodamco-Westfield - REIT (France)	2,915,627
		17,321,551
Retailing: 4.0%
125,000	Industria de Diseno Textil SA (Spain)	3,868,461
50,000	Target Corp. (United States)	5,345,500
160,000	The TJX Companies, Inc. (United States)	8,918,400
44,000	Tractor Supply Co. (United States)	3,979,360
		22,111,721
Semiconductors & Semiconductor Equipment: 3.6%
75,000	Applied Materials, Inc. (United States)	3,742,500
25,000	NVIDIA Corp. (United States)	4,351,750
148,000	Taiwan Semiconductor Manufacturing Co. Ltd. SA - ADR (Taiwan)	6,879,040
38,000	Texas Instruments, Inc. (United States)	4,911,120
		19,884,410
Software & Services: 10.3%
28,000	Accenture PLC - Class A (Ireland)	5,385,800
24,000	Adobe Systems, Inc. (United States) (a)	6,630,000
44,300	Amadeus IT Holding SA (Spain)	3,174,176
25,000	Dassault Systemes SE (France)	3,561,421
21,000	Intuit, Inc. (United States)	5,584,740
99,000	Microsoft Corp. (United States)	13,763,970
60,000	PayPal Holdings, Inc. (United States) (a)	6,215,400
44,000	SAP SE (Germany)	5,177,647
43,800	Visa, Inc. - Class A (United States)	7,534,038
		57,027,192
Technology Hardware & Equipment: 3.7%
44,000	Apple, Inc. (United States)	9,854,680
133,000	Cisco Systems, Inc. (United States)	6,571,530
30,000	IPG Photonics Corp. (United States) (a)	4,068,000
		20,494,210
Telecommunication Services: 2.6%
90,000	BCE, Inc. (Canada)	4,353,096
460,000	China Mobile Ltd. (Hong Kong)	3,810,526
100,000	Verizon Communications, Inc. (United States)	6,036,000
		14,199,622

Transportation: 3.2%
23,000	Canadian Pacific Railway Ltd. (Canada)	5,111,266
42,000	East Japan Railway Co. (Japan)	4,016,143
26,000	Kuehne + Nagel International AG (Switzerland)	3,825,969
40,000	United Parcel Service, Inc. - Class B (United States)	4,792,800
		17,746,178
Utilities: 2.5%
42,000	American Water Works Co., Inc. (United States)	5,217,660
260,000	EDP Renovaveis SA (Spain)	2,803,116
9,500,000	Huaneng Renewables Corp. Ltd. (Hong Kong)	3,230,899
530,000	Interconexion Electrica SA ESP (Colombia)	2,777,931
		14,029,606
TOTAL COMMON STOCKS
(Cost $365,907,878)		535,447,309

PREFERRED STOCKS: 0.6%
Banks: 0.6%
412,500	Itau Unibanco Holding SA - ADR (Brazil)	3,469,125

TOTAL PREFERRED STOCKS
(Cost $1,929,175)		3,469,125

SHORT-TERM INVESTMENTS: 2.8%
Money Market Funds: 2.8%
15,436,274	Invesco - Government & Agency Portfolio - Institutional Class, 1.827% (United States) (c)	15,436,274
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,436,274)		15,436,274
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING: 0.5%
2,575,400	First American Government Obligations Fund, Class Z, 1.847% (United States) (c)	2,575,400
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(Cost 2,575,400)		2,575,400
TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $385,848,727)		556,928,108
Liabilities in Excess of Other Assets: (0.2)%		(1,096,673)
TOTAL NET ASSETS: 100.0%		$555,831,435

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at September 30, 2019. As of September 30, 2019 the value of loaned securities was $2,482,816 or 0.4% of net assets.
(c)	Annualized seven-day effective yield as of September 30, 2019.
(d)	All or a portion of this security is considerred illiquid. As of September 30, 2019 the value of illiquid securities was $9,650,379 or 1.7% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications were developed by MSCI, Inc., an independent provider of global indices and benchmark related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS® methodology has been widely accepted as an industry analysis framework for investment research, portfolio management, and asset allocation.

Country	Portfolio Value	Percent of Net Assets
Australia	$10,043,910	1.8%
Belgium	3,702,240	0.7%
Brazil	5,498,392	1.0%
Canada	12,904,563	2.3%
China	5,250,007	0.9%
Colombia	2,777,931	0.5%
Denmark	11,883,748	2.1%
France	31,420,972	5.7%
Germany	17,135,927	3.1%
Hong Kong	17,408,491	3.1%
India	5,933,200	1.1%
Indonesia	3,629,561	0.7%
Ireland	20,886,651	3.8%
Japan	32,701,676	5.9%
Kenya	2,516,541	0.5%
Netherlands	13,255,929	2.4%
New Zealand	3,255,030	0.6%
Norway	3,701,877	0.7%
Portugal	4,553,192	0.8%
South Africa	2,362,428	0.4%
Spain	9,845,753	1.8%
Sweden	12,301,826	2.2%
Switzerland	17,824,347	3.2%
Taiwan	6,879,040	1.2%
United Kingdom	21,677,060	3.9%
United States	277,577,816	49.8%
Liabilities in Excess of Other Assets:	(1,096,673)	(0.2)%
Total	$555,831,435	100.0%

The following is a summary of the arrangements subject to offsetting as of September 30, 2019 (Unaudited):

				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Liabilities	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount

Securities Lending	$2,575,400	$-	$2,575,400	$2,575,400	$-	$-

Summary of Fair Value Disclosure at September 30, 2019 (Unaudited)

The Trillium P21 Global Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019.

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$3,933,900	$6,298,273	$–	$10,232,173
Banks	23,271,064	21,304,354	–	44,575,418
Capital Goods	19,892,856	33,583,046	–	53,475,902
Commercial & Professional Services	9,183,480	7,829,295	–	17,012,775
Consumer Durables & Apparel	9,716,000	7,488,066	–	17,204,066
Consumer Services	7,114,230	4,577,417	–	11,691,647
Diversified Financials	20,848,101	2,362,428	–	23,210,529
Food & Staples Retailing	–	9,779,809	–	9,779,809
Food, Beverage & Tobacco	8,193,050	7,936,168	–	16,129,218
Health Care Equipment & Services	14,984,050	15,426,324	–	30,410,374
Household & Personal Products	–	15,978,627	–	15,978,627
Insurance	5,204,150	11,538,272	–	16,742,422
Materials	16,471,737	14,728,599	–	31,200,336
Media & Entertainment	11,173,431	3,562,440	–	14,735,871
Pharmaceuticals, Biotechnology & Life Sciences	20,608,619	19,645,033	–	40,253,652
Real Estate	6,948,367	10,373,184	–	17,321,551
Retailing	18,243,260	3,868,461	–	22,111,721
Semiconductors & Semiconductor Equipment	19,884,410	–	–	19,884,410
Software & Services	45,113,948	11,913,244	–	57,027,192
Technology Hardware & Equipment	20,494,210	–	–	20,494,210
Telecommunication Services	10,389,096	3,810,526	–	14,199,622
Transportation	9,904,066	7,842,112	–	17,746,178
Utilities	7,995,591	6,034,015	–	14,029,606
Total Common Stocks	309,567,616	225,879,693	–	535,447,309
Preferred Stocks
Banks	3,469,125	–	–	3,469,125
Total Preferred Stocks	3,469,125	–	–	3,469,125
Short-Term Investments	15,436,274	–	–	15,436,274
Investments Purchased with
Proceeds from Securities Lending	2,575,400	–	–	2,575,400
Total Investments in Securities	$331,048,415	$225,879,693	$–	$556,928,108

Trillium Mutual Funds
Trillium Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 101.8%
Automobiles & Components: 1.2%
6,626	BorgWarner, Inc.	$243,042

Banks: 6.5%
6,735	East West Bancorp, Inc.	298,293
2,019	First Republic Bank	195,237
730	SVB Financial Group (a)	152,534
20,654	Umpqua Holdings Corp.	339,965
6,691	Webster Financial Corp.	313,607
		1,299,636
Capital Goods: 10.7%
4,304	AO Smith Corp.	205,344
6,806	Hexcel Corp.	558,977
2,436	Lincoln Electric Holdings, Inc.	211,347
3,056	Middleby Corp. (a)	357,247
6,631	Quanta Services, Inc.	250,652
4,578	Wabtec Corp.	328,975
2,809	Xylem, Inc.	223,653
		2,136,195
Commercial & Professional Services: 4.5%
10,807	Interface, Inc.	156,053
2,092	ManpowerGroup, Inc.	176,230
6,604	Tetra Tech, Inc.	572,963
		905,246
Consumer Durables & Apparel: 5.4%
2,121	Carter's, Inc.	193,456
1,988	Deckers Outdoor Corp. (a)	292,952
13,014	Hanesbrands, Inc.	199,374
821	lululemon Athletica, Inc. (a)	158,067
11,849	Newell Brands, Inc.	221,813
		1,065,662
Consumer Services: 1.9%
3,300	Dave & Buster's Entertainment, Inc.	128,535
6,565	Weight Watchers International, Inc. (a)	248,288
		376,823
Diversified Financials: 2.6%
898	MSCI, Inc.	195,540
5,481	Stifel Financial Corp.	314,499
		510,039
Energy: 0.8%
3,350	Core Laboratories NV	156,177

Food & Staples Retailing: 1.7%
9,555	BJ's Wholesale Club Holdings, Inc. (a)	247,187
8,055	United Natural Foods, Inc. (a)	92,794
		339,981

Food, Beverage & Tobacco: 1.8%
4,884	Lamb Weston Holdings, Inc.	355,164

Health Care Equipment & Services: 9.0%
8,279	Hologic, Inc. (a)	418,007
4,014	LHC Group, Inc. (a)	455,830
1,201	Nevro Corp. (a)	103,250
5,585	Omnicell, Inc. (a)	403,628
2,951	West Pharmaceutical Services, Inc.	418,510
		1,799,225
Household & Personal Products: 1.3%
3,494	Church & Dwight Co., Inc.	262,889

Insurance: 6.5%
3,674	Hanover Insurance Group, Inc.	497,975
4,386	Horace Mann Educators Corp.	203,203
2,453	Lincoln National Corp.	147,965
2,825	Reinsurance Group America, Inc.	451,661
		1,300,804
Materials: 5.3%
3,389	Ingevity Corp. (a)	287,523
2,453	International Flavors & Fragrances, Inc.	300,958
4,933	Minerals Technologies, Inc.	261,893
3,324	Sonoco Products Co.	193,490
		1,043,864
Media & Entertainment: 2.2%
9,068	IMAX Corp. (a)	199,043
8,197	The New York Times Co. - Class A	233,450
		432,493
Pharmaceuticals, Biotechnology & Life Sciences: 1.9%
1,014	Ligand Pharmaceuticals, Inc. (a)	100,934
5,015	Syneos Health, Inc. (a)	266,848
		367,782
Real Estate: 8.7%
10,880	Acadia Realty Trust - REIT	310,950
9,539	Brandywine Realty Trust - REIT	144,516
2,935	Camden Property Trust - REIT	325,814
1,731	CoreSite Realty Corp. - REIT	210,922
1,599	EastGroup Properties, Inc. - REIT	199,907
1,747	Jones Lang LaSalle, Inc.	242,938
5,689	LTC Properties, Inc. - REIT	291,391
		1,726,438
Retailing: 5.0%
1,210	Burlington Stores, Inc. (a)	241,782
9,959	LKQ Corp. (a)	313,211
16,761	Tailored Brands, Inc.	73,748
4,069	Tractor Supply Co.	368,001
		996,742
Semiconductors & Semiconductor Equipment: 4.5%
3,575	Cree, Inc. (a)	175,175
8,392	Cypress Semiconductor Corp.	195,869
5,323	First Solar, Inc. (a)	308,788
3,717	Maxim Integrated Products, Inc.	215,251
		895,083

Software & Services: 8.5%
1,292	ANSYS, Inc. (a)	285,997
3,964	Blackbaud, Inc.	358,108
3,597	LogMeIn, Inc.	255,243
1,024	Palo Alto Networks, Inc. (a)	208,722
959	Paycom Software, Inc. (a)	200,901
5,300	Zendesk, Inc. (a)	386,265
		1,695,236
Technology Hardware & Equipment: 3.6%
1,894	IPG Photonics Corp. (a)	256,826
1,181	Rogers Corp. (a)	161,455
7,661	Trimble, Inc. (a)	297,323
		715,604
Transportation: 2.1%
3,723	JB Hunt Transport Services, Inc.	411,950

Utilities: 6.1%
4,830	Aqua America, Inc.	216,529
2,278	Atmos Energy Corp.	259,441
5,656	Avista Corp.	273,977
2,026	ONE Gas, Inc.	194,719
3,641	Ormat Technologies, Inc.	270,490
		1,215,156
TOTAL COMMON STOCKS
(Cost $19,003,282)		20,251,231

SHORT-TERM INVESTMENTS: 0.2%
Money Market: 0.2%
34,584	Invesco - Government & Agency Portfolio - Institutional Class, 1.827% (b)	34,584
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,584)		34,584
TOTAL INVESTMENTS IN SECURITIES: 102.0%
(Cost $19,037,866)		20,285,815
Liabilities in Excess of Other Assets: (2.0)%		(394,242)
TOTAL NET ASSETS: 100.0%		$19,891,573

(a)	Non-income producing security.
(b)	Annualized seven-day effective yield, as of September 30, 2019.
REIT	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications were developed by MSCI, Inc., an independent provider of global indices and benchmark related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS® methodology has been widely accepted as an industry analysis framework for investment research, portfolio management, and asset allocation.

Summary of Fair Value Disclosure at September 30, 2019 (Unaudited)

The Trillium Small/Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019.

	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$20,251,231	$–	$–	$20,251,231
Short-Term Investments	34,584	–	–	34,584
Total Investments in Securities	$20,285,815	$–	$–	$20,285,815

(a)	See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ___Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date November 26, 2019

By (Signature and Title)* /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date November 26, 2019

* Print the name and title of each signing officer under his or her signature.